S000004361 [Member] Annual Fund Operating Expenses - iShares iBoxx $ Investment Grade Corporate Bond ETF - iShares iBoxx $ Investment Grade Corporate Bond ETF	Feb. 28, 2025	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.14%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The amount rounded to 0.00%.